SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Computer hardware [Member]
Amortization declining balance rate	30.00%
Computer software [Member]
Amortization declining balance rate	50.00%
Office furniture [Member]
Amortization declining balance rate	20.00%
Equipment [Member]
Amortization declining balance rate	30.00%